Prepaid expenses and other current assets - Summary of Prepaid expenses and other current assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Prepaid expenses and other current assets.
Prepaid expenses	$ 1,748,073	$ 272,312
Withholding tax receivables	941,843	634,835
Advances to suppliers	608,461	195,842
Total	$ 3,298,377	$ 1,102,989